Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles, or GAAP. The consolidated financial statements include the accounts of Zendesk, Inc. and its subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Initial Public Offering

In May 2014, we completed our initial public offering, or IPO, in which we issued and sold 12.8 million shares of common stock at a public offering price of $9.00 per share. We received net proceeds of $103.1 million after deducting underwriting discounts and commissions of $8.1 million and other offering expenses of $3.8 million. Upon the closing of the IPO, all shares of our then-outstanding redeemable convertible preferred stock automatically converted into an aggregate of 34.3 million shares of common stock.

Reclassification

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates, judgments and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reported periods.

Significant items subject to such estimates and assumptions include the fair value of our common stock and share-based awards, fair value of purchased intangible assets, goodwill, unrecognized tax benefits, useful lives of purchased intangible assets and property and equipment, and the capitalization and estimated useful life of our capitalized internal-use software.

These estimates are based on information available as of the date of the financial statements; therefore, actual results could differ from those estimates.

Segment Information

Our chief operating decision maker reviews the financial information presented on a consolidated basis for purposes of allocating resources and evaluating our financial performance. Accordingly, we have determined that we operate in a single operating segment.

Revenue Recognition

We generate substantially all of our revenue from subscription services, which are comprised of subscription fees from customer accounts on our customer service platform and, to a lesser extent, live chat software. Arrangements with customers do not provide the customer with the right to take possession of the software supporting our customer service platform or live chat software at any time, and are therefore accounted for as service contracts. Subscription service arrangements are generally non-cancelable and do not provide for refunds to customers in the event of cancellations or any other right of return. We record revenue net of sales or excise taxes.

We commence revenue recognition when all of the following conditions are met:

•	There is persuasive evidence of an arrangement;

•	The service has been or is being provided to the customer;

•	The collection of the fees is reasonably assured; and

•	The amount of fees to be paid by the customer is fixed or determinable.

Subscription revenue is recognized on a straight-line basis over the contractual term of the arrangement beginning on the date that our service is made available to the customer. Payments received in advance of services being rendered are recorded as deferred revenue and recognized on a straight-line basis over the requisite service period.

Certain customers have arrangements that provide for a maximum number of users over the contract term, with usage measured monthly. Revenue for these arrangements is recognized ratably over the contract terms. Incremental fees are incurred when the maximum number of users is exceeded, and any incremental fees are recognized as revenue ratably over the remaining contractual term.

We derive an immaterial amount of revenue from implementation, voice, and training services, for which we recognize revenue upon completion.

Deferred Revenue

Deferred revenue consists primarily of customer billings in advance of revenue being recognized. We invoice customers for subscriptions to our customer service platform or live chat software in monthly, quarterly, or annual installments. Deferred revenue that is anticipated to be recognized during the succeeding 12-month period is recorded as current deferred revenue and the remaining portion is recorded as noncurrent deferred revenue. Deferred revenue associated with implementation, voice, and training services was immaterial as of December 31, 2014 and 2013.

Cost of Revenue

Cost of revenue consists primarily of personnel costs (including salaries, benefits, and share-based compensation) for employees associated with our platform infrastructure and our product support organizations, data center costs related to hosting our platform, depreciation and other expenses associated with our self-managed colocation data centers, amortization expense associated with capitalized internal-use software, payment processing fees, amortization expense associated with purchased intangible assets, and allocated shared costs.

Cash, Cash Equivalents, and Restricted Cash

We consider all highly liquid investments purchased with a remaining maturity of three months or less to be cash equivalents. Cash and cash equivalents are recorded at fair value and consist primarily of bank deposits and money market funds.

There was no restricted cash as of December 31, 2014 as compared to $0.2 million as of December 31, 2013. As of December 31, 2014, the certificate of deposit pledged as collateral on credit cards had been refunded.

Marketable Securities

Marketable securities consist of corporate bonds and auto and credit card asset backed securities. We classify marketable securities as available-for-sale at the time of purchase and reevaluate such classification as of each balance sheet date. All marketable securities are recorded at their estimated fair value. Unrealized gains and losses for available-for-sale securities are recorded in other comprehensive loss. We evaluate our investments to assess whether those with unrealized loss positions are other than temporarily impaired. Impairments are considered other than temporary if they are related to deterioration in credit risk or if it is likely we will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value determined to be other than temporary are determined based on the specific identification method and are reported in other expense, net in the consolidated statements of operations.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at the invoiced amount, net of allowance for doubtful accounts. The allowance is based upon historical loss patterns, the age of each past due invoice, and an evaluation of the potential risk of loss associated with delinquent accounts. Accounts receivable deemed uncollectable are charged against the allowance for doubtful accounts when identified.

The allowance for doubtful accounts consists of the following activity (in thousands):

	Year Ended December 31,
	2013	2014
Allowance for doubtful accounts, beginning balance	$173	$282
Additions	301	843
Write-offs	(192)	(861)

Allowance for doubtful accounts, ending balance	$282	$264

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of assets. Maintenance and repair costs are charged to expense as incurred. The estimated useful lives of our property and equipment are as follows:

Furniture and fixtures	5 years
Hosting equipment	3 years
Computer equipment and software	3 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Depreciation expense of assets acquired through capital leases is included in depreciation and amortization expense in the accompanying consolidated statements of operations.

Fair Value Measurements

We measure certain financial assets at fair value using a fair value hierarchy. A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs that are supported by little or no market activity.

Our marketable securities are classified in either Level 1 or Level 2 and we have no financial assets or liabilities measured using Level 3 inputs. The fair value of our Level 1 financial assets is based on quoted market prices of the identical underlying security. The fair value of our Level 2 financial assets is based on inputs that are directly or indirectly observable in the market, including readily available pricing sources for identical underlying securities that may not be actively traded.

For certain other financial instruments, including accounts receivable, accounts payable and other current liabilities, the carrying amounts approximate their fair value due to the relatively short maturity of these balances. Based on borrowing rates available to us for loans with similar terms and maturities, the carrying value of borrowings approximates fair value or Level 2 within the fair value hierarchy.

Capitalized Internal-Use Software Costs

We capitalize certain development costs incurred in connection with software development for our platform and software used in operations. Costs incurred in the preliminary stages of development are expensed as incurred. Once software has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the software is substantially complete and ready for its intended use. Capitalization ceases upon completion of all substantial testing. We also capitalize costs related to specific upgrades and enhancements when it is probable the expenditures will result in additional functionality. Capitalized costs are recorded as part of property and equipment. Maintenance and training costs are expensed as incurred.

Capitalized internal-use software is amortized on a straight-line basis over its estimated useful life and recorded in cost of revenue within the accompanying consolidated statements of operations. The weighted-average useful life of our capitalized internal-use software was 3.2 years as of December 31, 2014.

Business Combination

When we acquire businesses, we allocate the purchase price to the net tangible and identifiable intangible assets. Any residual purchase price is recorded as goodwill. The allocation of the purchase price requires management to make significant estimates in determining the fair values of assets acquired and liabilities assumed, especially with respect to intangible assets. These estimates can include, but are not limited to, the cash flows that an asset is expected to generate in the future, the appropriate weighted-average cost of capital, and the cost savings expected to be derived from acquiring an asset. These estimates are inherently uncertain and unpredictable.

Goodwill, Purchased Intangible Assets, and Impairment Assessment of Long-Lived Assets

Goodwill.    Goodwill represents the excess purchase consideration of an acquired business over the fair value of the net tangible and identifiable intangible assets. Goodwill is evaluated for impairment annually in the third quarter, and whenever events or changes in circumstances indicate the carrying value of goodwill may not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate or a significant decrease in expected cash flows. No impairment charges were recorded during the year ended December 31, 2014. No goodwill was recorded prior to December 31, 2013.

Purchased Intangible Assets.    Purchased intangible assets consist of identifiable intangible assets, primarily developed technology and customer relationships, resulting from our acquisition. Intangible assets are recorded at fair value on the date of acquisition and amortized over their estimated economic lives following the pattern in which the economic benefits of the assets will be consumed, generally straight-line.

Impairment of Long-Lived Assets.    The carrying amounts of our long-lived assets, including property and equipment, capitalized internal-use software, and purchased intangible assets, are reviewed periodically for impairment whenever events or changes in circumstances indicate that the carrying value of these assets may not be recoverable or that the useful life is shorter than originally estimated. Recoverability of assets to be held and used is measured by comparing the carrying amount of an asset to future undiscounted net cash flows the asset is expected to generate over its remaining life. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. If the useful life is shorter than originally estimated, we amortize the remaining carrying value over the new shorter useful life. No impairment of any long-lived assets was identified for the years ended December 31, 2014 and 2013.

Share Based Compensation

Share-based compensation expense to employees is measured based on the fair value of the awards on the grant date and recognized in our consolidated statements of operations over the period during which the employee is required to perform services in exchange for the award (generally the vesting period of the award). We estimate the fair value of stock options granted using the Black-Scholes option valuation model. We measure the fair value of restricted stock units, or RSUs, based on the fair value of the underlying shares on the date of grant. Compensation expense for awards with only service conditions is recognized over the vesting period of the applicable award using the straight-line method. All RSUs and certain options granted to employees prior to the IPO vest upon the satisfaction of both a service condition and a performance condition. These RSUs and stock options with both a service condition and performance condition are collectively referred to as “Performance Awards” in the following discussion. The service condition for substantially all of these awards is satisfied over four years. The performance condition was satisfied upon the occurrence of a qualifying liquidity event which occurred upon the effectiveness of the registration statement related to our IPO. No share-based compensation expense was recognized for the Performance Awards prior to the IPO as the performance condition had not been deemed probable to have been met. Upon the satisfaction of the performance condition, we recognized a cumulative share-based compensation expense for the portion of the Performance Awards that had met the service condition. For the year ended December 31, 2014, share-based compensation expense related to the Performance Awards recognized was $12.7 million, using the accelerated attribution method. The remaining unrecognized share-based compensation expense related to the Performance Awards will be recorded over the remaining requisite service period using the accelerated attribution method, net of estimated forfeitures.

As of December 31 2014, we had a total of $74.5 million in future period share-based compensation expense related to all equity awards, net of estimated forfeitures, to be recognized over a weighted average period of 3.5 years.

Advertising Expense

Advertising is expensed as incurred. For the years ended December 31, 2014, 2013, and 2012, advertising expense was $12.7 million, $6.5 million, and $3.5 million, respectively.

Income Taxes

We record income taxes using the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements or tax returns. Deferred tax assets and liabilities are measured using the tax rates that are expected to apply to taxable income for the years in which those tax assets and liabilities are expected to be realized or settled. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount expected to be realized.

We recognize tax benefits from uncertain tax positions if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. Although we believe that we have adequately reserved for our uncertain tax positions, we can provide no assurance that the final tax outcome of these matters will not be materially different. We make adjustments to these reserves when facts and circumstances change, such as the closing of a tax audit or the refinement of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made and could have a material impact on our financial condition and results of operations.

We have elected to record interest accrued and penalties related to unrecognized tax benefits in the financial statements as a component of provision for income taxes.

Foreign Currency

The functional currency of our foreign subsidiaries, with the exception of our Singapore subsidiary, is the U.S. dollar. Accordingly, monetary balance sheet accounts are remeasured using exchange rates in effect at the balance sheet dates and non-monetary items are remeasured at historical exchange rates. Expenses are generally remeasured at the average exchange rates for the period. Foreign currency remeasurement and transaction gains and losses are included in other expense, net on the statements of operations and were not material for the periods presented. The functional currency of our Singapore subsidiary is the Singapore dollar. Assets and liabilities are translated into U.S. dollars at exchange rates in effect at the balance sheet dates. Revenue and expenses are translated at the average exchange rates for the period. Amounts classified in stockholders’ equity (deficit) are translated at historical exchange rates.

Concentrations of Risk

Financial instruments potentially exposing us to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, marketable securities and accounts receivable. We place our cash and cash equivalents with high-credit-quality financial institutions. However, we maintain balances in excess of the FDIC insurance limits. We do not require our customers to provide collateral to support accounts receivable and maintain an allowance for doubtful accounts receivable balances.

At December 31, 2014 and 2013, there were no customers that represented more than 10% of the accounts receivable balance. There were no customers that individually exceeded 10% of our revenue in any of the periods presented.

Recently Issued Accounting Standards

In February 2013, the Financial Accounting Statements Board, or FASB, issued Accounting Standards Update No. 2013-02 “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income,” which requires an entity to disaggregate the total change of each component of other comprehensive income either on the face of the statement of operations or as a separate disclosure in the notes. The guidance became effective for reporting periods beginning after December 15, 2012 and is applied prospectively. We adopted this standard for the year ended December 31, 2013, and the adoption did not have any impact on our financial position, results of operations, or cash flows, as the amounts reclassified out of accumulated other comprehensive loss are not significant.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11 “Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists,” or ASU 2013-11, which provides guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss, or NOL, carryforward, a similar tax loss, or a tax credit carryforward exists. ASU 2013-11 supports the approach for companies to present an unrecognized tax benefit as a reduction of a deferred tax asset for a NOL or tax credit carryforward whenever the NOL or tax credit carryforward would be available to reduce the additional taxable income or tax due if the tax position is disallowed. This approach requires companies to assess whether to net the unrecognized tax benefit with a deferred tax asset as of the reporting date. We adopted this standard for the year ended December 31, 2014, and the adoption did not have a material effect on our financial position, results of operations, or cash flows.

On May 28, 2014, the Financial Accounting Statements Board, or FASB, issued ASU 2014-09 regarding ASC Topic 606 “Revenue from Contracts with Customers.” This ASU provides principles for recognizing revenue for the transfer of promised goods or services to customers with the consideration to which the entity expects to be entitled in exchange for those goods or services. This ASU will be effective for our fiscal year beginning January 1, 2017. Early adoption is not permitted. We are currently evaluating the accounting, transition, and disclosure requirements of the standard and cannot currently estimate the financial statement impact of adoption.